Inventories (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventories [Abstract]
Initial balance		$ (1,318,036)	$ (1,538,133)
Inventories write-down estimation		(1,642,147)	(3,081,986)
Estimates resulting from business combinations	[1]	(210,816)	(101,244)
Inventories recognised as an expense		1,962,689	3,296,095
Business combinations effect		(38,070)	107,232
Total		$ (1,246,380)	$ (1,318,036)

[1]	See Note 15 – Business Combinations, letter c).